Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves Explanatory (Detail)
	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf	Dec. 31, 2015 MMBbls Bcf
Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	4,384.6	4,362.7	4,394.5
Net proved undeveloped reserves | MMBbls	4,044.0	3,866.5	4,372.9
Crude Oil [Member] | Consolidated entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	4,355.0	4,330.2	4,359.8
Net proved undeveloped reserves | MMBbls	4,010.2	3,830.0	4,327.2
Crude Oil [Member] | Consolidated entities [member] | Brazil [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	4,282.2	4,250.1	4,266.5
Net proved undeveloped reserves | MMBbls	3,967.2	3,812.9	4,277.7
Crude Oil [Member] | Consolidated entities [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	72.8	80.1	93.4
Net proved undeveloped reserves | MMBbls	43.0	17.1	49.5
Crude Oil [Member] | Consolidated entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	0.7	0.5	39.7
Net proved undeveloped reserves | MMBbls	0.5	0.3	12.5
Crude Oil [Member] | Consolidated entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	72.1	79.6	53.6
Net proved undeveloped reserves | MMBbls	42.6	16.8	37.0
Crude Oil [Member] | Equity method investees [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	29.6	32.5	34.7
Net proved undeveloped reserves | MMBbls	33.8	36.5	45.7
Crude Oil [Member] | Equity method investees [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	29.6	32.5	34.7
Net proved undeveloped reserves | MMBbls	33.8	36.5	45.7
Crude Oil [Member] | Equity method investees [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls			6.6
Net proved undeveloped reserves | MMBbls			7.9
Crude Oil [Member] | Equity method investees [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	29.6	32.5	28.0
Net proved undeveloped reserves | MMBbls	33.8	36.5	37.8
Synthetic Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	6.0	6.8	6.9
Synthetic Oil [Member] | Consolidated entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	6.0	6.8	6.9
Synthetic Oil [Member] | Consolidated entities [member] | Brazil [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | MMBbls	6.0	6.8	6.9
Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	4,606.0	5,160.1	5,827.7
Net proved undeveloped reserves | Bcf	3,288.5	3,447.5	4,612.6
Natural Gas [member] | Consolidated entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	4,596.8	5,151.5	5,809.3
Net proved undeveloped reserves | Bcf	3,280.5	3,443.6	4,597.5
Natural Gas [member] | Consolidated entities [member] | Brazil [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	4,515.9	5,034.2	5,320.5
Net proved undeveloped reserves | Bcf	3,160.2	3,359.7	4,267.2
Natural Gas [member] | Consolidated entities [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	80.9	117.3	488.8
Net proved undeveloped reserves | Bcf	120.2	83.8	330.3
Natural Gas [member] | Consolidated entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	56.7	33.7	366.3
Net proved undeveloped reserves | Bcf	103.5	80.2	314.2
Natural Gas [member] | Consolidated entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	24.2	83.6	122.5
Net proved undeveloped reserves | Bcf	16.7	3.6	16.0
Natural Gas [member] | Equity method investees [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	9.3	8.6	18.4
Net proved undeveloped reserves | Bcf	8.0	3.9	15.1
Natural Gas [member] | Equity method investees [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	9.3	8.6	18.4
Net proved undeveloped reserves | Bcf	8.0	3.9	15.1
Natural Gas [member] | Equity method investees [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf			8.0
Net proved undeveloped reserves | Bcf			8.9
Natural Gas [member] | Equity method investees [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	9.3	8.6	10.4
Net proved undeveloped reserves | Bcf	8.0	3.9	6.2
Synthetic Gas [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	8.1	9.2	9.3
Synthetic Gas [Member] | Consolidated entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	8.1	9.2	9.3
Synthetic Gas [Member] | Consolidated entities [member] | Brazil [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [Line Items]
Net proved developed reserves | Bcf	8.1	9.2	9.3